Subsequent Events	12 Months Ended
Dec. 31, 2025
EBP 334
EBP, Subsequent Event [Line Items]
Subsequent Events	Subsequent EventsSubsequent events through June 10, 2026, the date that the financial statements were issued, have been evaluated in the preparation of these financial statements. No events occurred that require additional disclosure or adjustments of the Plan's financial statements.